Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earning per share information:
Schedule of computation of basic and diluted earnings per share
	Year Ended December 31,
	2021	2020	2019
Basic EPS:

Net income attributable to Shares (US$ in thousands)	60,277	21,778	21,986
Weighted average number of Shares outstanding used in basic earnings per Share calculation	43,644	39,383	37,626

Diluted EPS:

Net income attributable to Shares (US$ in thousands)	60,277	21,778	21,986
Add amortization of notes issuance costs	105	-	-
Net income used in diluted earnings per Share calculation	60,382	21,778	21,986

Weighted average number of Shares outstanding used in basic earnings per Share calculation	43,644	39,383	37,626

Add assumed exercise of outstanding dilutive
Effect of stock-based awards	988	989	806
Effect of conversion of Notes	403	-	-
Weighted average number of Shares Outstanding used in diluted earnings per Share calculation	45,035	40,372	38,432

Basic income from continuing operations per Share ($)	1.38	0.55	0.55

Basic income from discontinued operations per Share ($)	-	-	0.03
Basic net income per Share ($)	1.38	0.55	0.58
Diluted income from continuing operations per Share ($)	1.34	0.54	0.54
Diluted income from discontinued operations per Share ($)	-	-	0.03
Diluted net income per Share ($)	1.34	0.54	0.57

Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	-	-	-